United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, July 13, 2011
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:   $293,946 (x1000)

									Form 13-F INFORMATION TABLE



									Value	Shares/	SH/ Put/ Inv. Other Vtg.Auth.
Name of Issuer			Title of Class		Cusip		x$1000	Prn Amt.PRN Call Disc Mgrs. Sole


ABRAXAS PETE CORP		COM			003830106	8303	2167940	SH	 sole	     2167940
ALCATEL-LUCENT 			Sponsored ADR		013904305	11687	2025520	SH	 sole	     2025520
AMKOR TECHNOLOGY INC		Com			031652100	11286	1829180	SH	 sole	     1829180
ATP OIL & GAS CORP		Com			00208J108	1187	77542	SH	 sole	     77542
BARRICK GOLD CORP     		Com			067901108	8734	192850	SH	 sole	     192850
BP PLC  			Sponsored ADR		055622104	14656	330920	SH	 sole	     330920
CALLON PETROLEUM CO DEL		COM			13123X102	8313	899410	SH	 sole	     899410
CELESTICA INC        		Sub Vtg Shs		15101Q108	7260	828850	SH	 sole	     828850
CHIPMOS TECH BERMUDA LTD	SHS			G2110R114	19584	2183279	SH	 sole	     2183279
CLEARWIRE CORP NEW		Cl A			18538Q105	9554	2527520	SH	 sole	     2527520
ENSCO PLC 			Sponsored ADR		29358Q109	3181	59690	SH	 sole	     59690
FLEXTRONICS INTL LTD    	ORD			Y2573F102	7742	1205860	SH	 sole	     1205860
GAMESTOP CORP NEW		Cl A			36467W109	9633	361200	SH	 sole	     361200
GOLD FIELDS LTD NEW 		Sponsored ADR		38059T106	8061	552500	SH	 sole	     552500
GOODYEAR TIRE & RUBR CO		COM			382550101	13208	787590	SH	 sole	     787590
GULFPORT ENERGY CORP		Com New			402635304	475	16000	SH	 sole	     16000
HYPERDYNAMICS CORP		Com			448954107	2775	645400	SH	 sole	     645400
ISHARES INC			MSCI Japan		464286848	6553	628310	SH	 sole	     628310
KINROSS GOLD CORP  		Com No Par		496902404	6879	435400	SH	 sole	     435400
MARKET VECTORS ETF  TR		Jr Gold Miners		57060U589	11081	321390	SH	 sole	     321390
MARKET VECTORS ETF TR		Gold Miner ETF		57060U100	10477	191930	SH	 sole	     191930
MICRON TECHNOLOGY INC		COM			595112103	8769	1172420	SH	 sole	     1172420
MILLER ENERGY RES INC		COM			600527105	4200	656400	SH	 sole	     656400
MULTIBAND CORP 			COM			62544X209	1636	503460	SH	 sole	     503460
NEUTRAL TANDEM INC		COM			64128B108	5163	296410	SH	 sole	     296410
POWERSHS DB COMDTY IDX		Unit Ben Int		73935S105	9101	314270	SH	 sole	     314270
POWERSHS DB MULTI SECT COMM	DB Agricult Fd		73936B408	6547	206270	SH	 sole	     206270
POWERSHS DB MULTI SECT COMM	DB Base Metals		73936B705	10682	447320	SH	 sole	     447320
SEAGATE TECHNOLOGY PLC  	SHS			G7945M107	7732	478490	SH	 sole	     478490
SPRINT NEXTEL CORP		com ser 1		852061100	14670	2721810	SH	 sole	     2721810
UNISYS CORP 			com new			909214306	8668	337310	SH	 sole	     337310
USEC INC 			note 3% 10/1/2014	90333EAC2	3189	4500000	PRN	 sole	     4500000
UTSTARCOM HOLDINGS CORPF	com			G9310A106	3327	2132650	SH	 sole	     2132650
WARREN RES INC			com			93564A100	10694	2806990	SH	 sole	     2806990
WESTERN DIGITAL CORP		com			958102105	7857	215980	SH	 sole	     215980
YAMANA GOLD INC      		com			98462Y100	11082	952900	SH	 sole	     952900
